Accrued Expenses and Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 21,092	$ 16,242
Accrued expenses	6,790	6,219
Government authorities	4,110	1,426
Other	627	571
Accrued expenses and other accounts payable	$ 32,619	$ 24,458